EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of basic and diluted EPS calculation
Basic and diluted earnings (loss) per share are calculated as follows for the years ended December 31:

(in thousands, except per share data)	2021	2020

Net income (loss) attributable to Altisource	$11,812	$(67,156)

Weighted average common shares outstanding, basic	15,839	15,598
Dilutive effect of stock options, restricted shares and restricted share units	224	—

Weighted average common shares outstanding, diluted	16,063	15,598

Earnings (loss) per share:
Basic	$0.75	$(4.31)
Diluted	$0.74	$(4.31)